Accounts Receivable, Net (Details) - Schedule of accounts receivable, net	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Schedule of accounts receivable, net [Abstract]
Accounts receivable	¥ 137,875,301	$ 21,625,124	¥ 175,349,044
Less: allowance for doubtful accounts	(111,639,312)	(17,510,127)	(2,734,421)
Accounts receivable, net	¥ 26,235,989	$ 4,114,997	¥ 172,614,623